Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 153,055	$ 139,430	$ 141,148
Defined benefit pension plans (Notes 5 and 10):
Net actuarial gain (loss)	(14,118)	(18,922)	(107,661)
Amortization of prior service cost	828	828	220
Amortization of net actuarial loss	16,781	21,316	14,667
Prior service cost	0	0	(4,130)
Regulatory adjustment	(3,462)	(3,500)	86,991
Net defined benefit pension plans	29	(278)	(9,913)
Forward-starting interest rate swaps:
Amounts reclassified into net income (Notes 5 and 13)	2,075	2,073	2,073
Net forward-starting interest rate swaps	2,075	2,073	2,073
Foreign currency translation adjustments	161	(1,954)	(659)
Total other comprehensive income (loss), net of tax	2,265	(159)	(8,499)
Comprehensive income	155,320	139,271	132,649
Comprehensive income (loss) attributable to noncontrolling interests	1,019	1,047	0
Comprehensive income attributable to Southwest Gas Corporation	$ 154,301	$ 138,224	$ 132,649